Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	9,109,486
Proposed Maximum Offering Price per Unit	0.61
Maximum Aggregate Offering Price	$ 5,556,786.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 767.39
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock offered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. The proposed maximum offering price per share is estimated at $0.61 per share of Common Stock, the average of the high ($0.62) and low ($0.5919)prices for the registrant's Common Stock as reported on the Nasdaq Capital Market on November 28, 2025 (rounded to the nearest cent), solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. Represents the resale of (i) 6,873,350 shares of Common Stock, which is equal to the maximum number of shares currently issuable upon the exercise of warrants to purchase one share of Common Stock issued to the Selling Stockholders on or about July 18, 2025, September 11, 2025, September 17,2025, September 30, 2025, October 1, 2025, October 2, 2025 and November 6, 2025 (as applicable) and (ii) 2,236,136 shares of Common Stock issued to one of the Selling Stockholders on or about November 6, 2025.